Condensed Consolidating Financial Information - Consolidating Balance Sheet Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Balance Sheet Statements, Captions [Line Items]
Real estate investments, net	$ 10,894,121				$ 10,506,129				$ 10,021,938
Lease incentive asset	532,186				0
Cash and cash equivalents	153,526				3,995	$ 8,051			259,722	$ 360,492	$ 0
Tenant and other receivables, net	463				7,668				6,385
Prepaid expenses and other assets	27,413				34,813				18,487
Above market lease, asset	41,834				43,014				44,588
Operating lease right-of-use assets	280,020			$ 279,900	0
Total assets	11,929,563				10,951,307				10,351,120
Debt, net	4,847,408				4,666,949				3,934,628
Due to MGM Resorts International and affiliates	298				227				962
Accounts payable, accrued expenses and other liabilities	59,937				20,796				10,240
Above market lease, liability	0				46,181				47,069
Accrued interest	37,407				26,096				22,565
Dividend and distribution payable	138,730				119,055				111,733
Deferred revenue	95,306				163,926				127,640
Deferred income taxes, net	29,721				33,634				28,544
Operating lease liabilities	336,452			$ 333,500	0
Total liabilities	5,545,259				5,105,801				4,283,381
Total liabilities and shareholders' equity	11,929,563				10,951,307				10,351,120
MGP Operating Partnership
Condensed Balance Sheet Statements, Captions [Line Items]
Real estate investments, net	10,894,121				10,506,129				10,021,938
Lease incentive asset	532,186				0
Cash and cash equivalents	153,526				3,995	8,051			259,722	360,492	0
Tenant and other receivables, net	463				7,668				6,385
Intercompany	0				0				0
Prepaid expenses and other assets	27,413				34,813				18,487
Investments in subsidiaries	0				0				0
Above market lease, asset	41,834				43,014				44,588
Operating lease right-of-use assets	280,020				0
Assets held for sale					355,688
Total assets	11,929,563				10,951,307				10,351,120
Debt, net	4,847,408				4,666,949				3,934,628
Due to MGM Resorts International and affiliates	298				227				962
Intercompany	0				0				0
Accounts payable, accrued expenses and other liabilities	59,937				20,796				10,240
Above market lease, liability	0				46,181				47,069
Accrued interest	37,407				26,096				22,565
Dividend and distribution payable	138,730				119,055				111,733
Deferred revenue	95,306				163,926				127,640
Deferred income taxes, net	29,721				33,634				28,544
Operating lease liabilities	336,452				0
Liabilities related to assets held for sale					28,937
Total liabilities	5,545,259				5,105,801				4,283,381
General partner	0				0				0
Limited partners	6,384,304				5,845,506				6,067,739
Total partners' capital	6,384,304	$ 6,386,532	$ 6,716,917		5,845,506	5,915,203	$ 5,974,303	$ 6,032,546	6,067,739	5,608,261	6,058,959
Total liabilities and shareholders' equity	11,929,563				10,951,307				10,351,120
MGP Operating Partnership | Eliminations
Condensed Balance Sheet Statements, Captions [Line Items]
Real estate investments, net	0				0				0
Lease incentive asset	0
Cash and cash equivalents	0				0	0			0	0	0
Tenant and other receivables, net	0				0				0
Intercompany	(1,169,999)				(841,179)				(1,383,397)
Prepaid expenses and other assets	0				0				0
Investments in subsidiaries	(10,126,379)				(9,790,350)				(8,479,388)
Above market lease, asset	0				0				0
Operating lease right-of-use assets	0
Assets held for sale					0
Total assets	(11,296,378)				(10,631,529)				(9,862,785)
Debt, net	0				0				0
Due to MGM Resorts International and affiliates	0				0				0
Intercompany	(1,169,999)				(841,179)				(1,383,397)
Accounts payable, accrued expenses and other liabilities	0				0				0
Above market lease, liability					0				0
Accrued interest	0				0				0
Dividend and distribution payable	0				0				0
Deferred revenue	0				0				0
Deferred income taxes, net	0				0				0
Operating lease liabilities	0
Liabilities related to assets held for sale					0
Total liabilities	(1,169,999)				(841,179)				(1,383,397)
General partner	0				0				0
Limited partners	(10,126,379)				(9,790,350)				(8,479,388)
Total partners' capital	(10,126,379)				(9,790,350)				(8,479,388)
Total liabilities and shareholders' equity	(11,296,378)				(10,631,529)				(9,862,785)
MGP Operating Partnership | Operating Partnership | Reportable Legal Entities
Condensed Balance Sheet Statements, Captions [Line Items]
Real estate investments, net	507				572				488
Lease incentive asset	0
Cash and cash equivalents	153,526				3,995	8,051			259,722	360,492	0
Tenant and other receivables, net	463				26				299
Intercompany	1,169,999				841,179				1,383,397
Prepaid expenses and other assets	15,730				34,813				18,487
Investments in subsidiaries	10,126,379				9,790,350				8,479,388
Above market lease, asset	0				0				0
Operating lease right-of-use assets	477
Assets held for sale					0
Total assets	11,467,081				10,670,935				10,141,781
Debt, net	4,847,408				4,666,949				3,934,628
Due to MGM Resorts International and affiliates	298				227				962
Intercompany	0				0				0
Accounts payable, accrued expenses and other liabilities	58,457				13,102				4,154
Above market lease, liability					0				0
Accrued interest	37,407				26,096				22,565
Dividend and distribution payable	138,730				119,055				111,733
Deferred revenue	0				0				0
Deferred income taxes, net	0				0				0
Operating lease liabilities	477
Liabilities related to assets held for sale					0
Total liabilities	5,082,777				4,825,429				4,074,042
General partner	0				0				0
Limited partners	6,384,304				5,845,506				6,067,739
Total partners' capital	6,384,304				5,845,506				6,067,739
Total liabilities and shareholders' equity	11,467,081				10,670,935				10,141,781
MGP Operating Partnership | Co-Issuer | Reportable Legal Entities
Condensed Balance Sheet Statements, Captions [Line Items]
Real estate investments, net	0				0				0
Lease incentive asset	0
Cash and cash equivalents	0				0	0			0	0	0
Tenant and other receivables, net	0				0				0
Intercompany	0				0				0
Prepaid expenses and other assets	0				0				0
Investments in subsidiaries	0				0				0
Above market lease, asset	0				0				0
Operating lease right-of-use assets	0
Assets held for sale					0
Total assets	0				0				0
Debt, net	0				0				0
Due to MGM Resorts International and affiliates	0				0				0
Intercompany	0				0				0
Accounts payable, accrued expenses and other liabilities	0				0				0
Above market lease, liability					0				0
Accrued interest	0				0				0
Dividend and distribution payable	0				0				0
Deferred revenue	0				0				0
Deferred income taxes, net	0				0				0
Operating lease liabilities	0
Liabilities related to assets held for sale					0
Total liabilities	0				0				0
General partner	0				0				0
Limited partners	0				0				0
Total partners' capital	0				0				0
Total liabilities and shareholders' equity	0				0				0
MGP Operating Partnership | Guarantor Subsidiaries | Reportable Legal Entities
Condensed Balance Sheet Statements, Captions [Line Items]
Real estate investments, net	10,893,614				10,505,557				10,021,450
Lease incentive asset	532,186
Cash and cash equivalents	0				0	$ 0			0	$ 0	$ 0
Tenant and other receivables, net	0				7,642				6,086
Intercompany	0				0				0
Prepaid expenses and other assets	11,683				0				0
Investments in subsidiaries	0				0				0
Above market lease, asset	41,834				43,014				44,588
Operating lease right-of-use assets	279,543
Assets held for sale					355,688
Total assets	11,758,860				10,911,901				10,072,124
Debt, net	0				0				0
Due to MGM Resorts International and affiliates	0				0				0
Intercompany	1,169,999				841,179				1,383,397
Accounts payable, accrued expenses and other liabilities	1,480				7,694				6,086
Above market lease, liability					46,181				47,069
Accrued interest	0				0				0
Dividend and distribution payable	0				0				0
Deferred revenue	95,306				163,926				127,640
Deferred income taxes, net	29,721				33,634				28,544
Operating lease liabilities	335,975
Liabilities related to assets held for sale					28,937
Total liabilities	1,632,481				1,121,551				1,592,736
General partner	0				0				0
Limited partners	10,126,379				9,790,350				8,479,388
Total partners' capital	10,126,379				9,790,350				8,479,388
Total liabilities and shareholders' equity	$ 11,758,860				$ 10,911,901				$ 10,072,124